SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details )	12 Months Ended
Dec. 31, 2020 USD ($)
Platinum [Member]
Name of company	A Cayman Island company
Date of incorporation	Apr. 07, 2020
Hong Kong [Member]
Name of company	A Hong Kong company
Ownership percentage	100.00%
Date of incorporation	May 04, 2020
Yubo Chengdu [Member]
Name of company	A PRC company and deemed a wholly foreign owned enterprise
Subscribed capital	$ 1,500,000
Ownership percentage	100.00%
Date of incorporation	Sep. 04, 2020
Yubo Beijing [Member]
Name of company	A PRC limited liability company
Subscribed capital	$ 1,531,722
Date of incorporation	Jun. 14, 2016
Voting interest equity	VIE of Yubo Chengdu WFOE